STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	ArcLight	Common Class A ArcLight	Common Class B ArcLight	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital ArcLight	Accumulated Deficit	Accumulated Deficit ArcLight	Adoption of accounting standards	Adoption of accounting standards Additional Paid-in Capital
Beginning balance (in shares) at Dec. 31, 2017					88,165,000	2,282,000
Beginning balance at Dec. 31, 2017	$ 98,512,000				$ 9,000	$ 0	$ 386,541,000		$ (288,038,000)		$ 587,000	$ 587,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)					28,262,000	1,218,000
Issuance of stock, net of costs	178,627,000				$ 2,000		178,625,000
Stock-based compensation	5,376,000						5,376,000
Net loss	(91,622,000)								(91,622,000)
Ending balance (in shares) at Dec. 31, 2018					116,427,000	3,500,000
Ending balance at Dec. 31, 2018	191,480,000				$ 11,000	$ 0	571,129,000		(379,660,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)					12,577,000	900,000
Issuance of stock, net of costs	88,390,000				$ 2,000		88,388,000
Issuance of warrants	141,000						141,000
Stock-based compensation	8,520,000						8,520,000
Net loss	(101,552,000)								(101,552,000)
Ending balance (in shares) at Dec. 31, 2019					129,004,000	4,400,000
Ending balance at Dec. 31, 2019	186,979,000				$ 13,000	$ 0	668,178,000		(481,212,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)						28,000
Issuance of stock, net of costs	71,000						71,000
Stock-based compensation	2,425,000						2,425,000
Net loss	(24,825,000)								(24,825,000)
Ending balance (in shares) at Mar. 31, 2020					129,004,000	4,428,000
Ending balance at Mar. 31, 2020	164,650,000				$ 13,000	$ 0	670,674,000		(506,037,000)
Beginning balance (in shares) at Dec. 31, 2019					129,004,000	4,400,000
Beginning balance at Dec. 31, 2019	186,979,000				$ 13,000	$ 0	668,178,000		(481,212,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)						1,962,000
Issuance of stock, net of costs	4,212,000					$ 1,000	4,211,000
Stock-based compensation	10,282,000						10,282,000
Net loss	(127,007,000)								(127,007,000)
Ending balance (in shares) at Dec. 31, 2020			6,390,384	6,937,500	129,004,000	6,362,000
Ending balance at Dec. 31, 2020	74,466,000	$ 5,000,005	$ 639	$ 694	$ 13,000	$ 1,000	682,671,000	$ 38,706,614	(608,219,000)	$ (33,707,942)
Beginning balance at Jul. 28, 2020		0	$ 0	$ 0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (in shares)				6,937,500
Issuance of Class B ordinary shares to Sponsor		25,000		$ 694				24,306
Sale of units in initial public offering, gross (in shares)			27,750,000
Sale of units in initial public offering, gross		266,140,500	$ 2,775					266,137,725
Offering costs		(15,211,793)						(15,211,793)
Sale of private placement warrants to Sponsor in private placement		1,350,400						1,350,400
Shares subject to possible redemption (in shares)			21,359,616
Shares subject to possible redemption		213,596,160	$ 2,136					213,594,024
Net loss		(33,707,942)								(33,707,942)
Ending balance (in shares) at Dec. 31, 2020			6,390,384	6,937,500	129,004,000	6,362,000
Ending balance at Dec. 31, 2020	74,466,000	5,000,005	$ 639	$ 694	$ 13,000	$ 1,000	682,671,000	38,706,614	(608,219,000)	(33,707,942)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)						634,000
Issuance of stock, net of costs	2,024,000						2,024,000
Shares subject to possible redemption (in shares)			7,701,345	0
Shares subject to possible redemption		77,013,450	$ 770	$ 0				77,012,680		0
Stock-based compensation	2,997,000						2,997,000
Net loss	(52,162,000)	(77,013,454)	$ 0	$ 0				0	(52,162,000)	(77,013,454)
Ending balance (in shares) at Mar. 31, 2021			14,091,729	6,937,500	129,004,000	6,996,000
Ending balance at Mar. 31, 2021	$ 27,325,000	$ 5,000,001	$ 1,409	$ 694	$ 13,000	$ 1,000	$ 687,692,000	$ 115,719,294	$ (660,381,000)	$ (110,721,396)